Supplemental Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of Cash, Cash Equivalents and Restricted Cash
The following tables provides a reconciliation of cash, cash equivalents and restricted cash reported in the condensed consolidated balance sheets as of June 30, 2022 and 2021:

	Six Months Ended June 30,
	2022	2021
Cash and cash equivalents	$99,682	$84,820
Restricted cash	—	30
Restricted cash included in restricted cash and other assets	1,378	1,127

Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	$101,060	$85,977

Schedule of Supplemental Cash Flow Information
The following table provides supplemental cash flow information for the six months ended June 30, 2022 and 2021:

	Six Months Ended June 30,
	2022	2021
Cash paid for interest	$121	$67

Cash paid for taxes	$—	$—

Schedule of Noncash Investing and Financing Activities
The following table provides supplemental disclosures of noncash investing and financing activities for the six months ended June 30, 2022 and 2021:

	Six Months Ended June 30,
	2022	2021
Purchases of property and equipment included within accounts payable and accrued expenses and other current liabilities	$13,147	$9,855

Unpaid deferred transaction costs included within accounts payable and accrued expenses	$813	$—

Property and equipment acquired through capital lease obligations	$1,432	$386

Asset retirement obligations associated with deployed equipment	$372	$370

Conversion of convertible notes to Series E Preferred Stock	$—	$45,584

Starry, Inc [Member]
Schedule of Cash, Cash Equivalents and Restricted Cash
The following tables provides a reconciliation of cash, cash equivalents and restricted cash reported in the balance sheets as of December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
Cash and cash equivalents	$29,384	$25,594
Restricted cash	—	110
Restricted cash included in restricted cash and other assets	1,378	1,127

Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	$30,762	$26,831

Schedule of Supplemental Cash Flow Information
The following table provides supplemental cash flow information for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
Cash paid for interest	$132	$136

Cash paid for taxes	$—	$—

Schedule of Noncash Investing and Financing Activities
The following table provides supplemental disclosures of noncash investing and financing activities for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
Purchases of property and equipment included within accounts payable and accrued expenses and other current liabilities	$10,991	$8,036

Unpaid deferred transaction costs included within accounts payable and accrued expenses	$4,250	$—

Property and equipment acquired through capital lease obligations	$1,399	$424

Asset retirement obligations associated with deployed equipment	$783	$582

Conversion of convertible notes to Series E Preferred Stock	$45,584	$—